Deferred IPO Costs - Schedule of Deferred IPO Costs (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Deferred Ipo Costs Abstract
Accounting and audit fee	$ 0	$ 851,018	$ 415,010
Legal expenses	0	350,397	172,940
Consultancy fee	0	245,228	186,011
Underwriter fee	0	38,997	0
Others	0	35,335	6,125
Deferred IPO Costs	$ 0	$ 1,520,975	$ 780,086